Note 14 - Income Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 14 - Income Tax (Details) [Line Items]
Income Tax Expense (Benefit), Continuing Operations, Discontinued Operations, Extraordinary Items	$ 0	$ (1,000)	$ (33,000)
Valuation Allowance, Deferred Tax Asset, Change in Amount	515,000	(55,000)
Deferred Tax Assets, Tax Credit Carryforwards, Research	5,220,000
Deferred Tax Assets, Tax Credit Carryforwards, Other		$ 6,364,000
Cayman Islands [Member]
Note 14 - Income Tax (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Foreign, Percent	0.00%